W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

VIA EDGAR

May 31, 2016

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust: Post-Effective Amendment No. 183 to the Registration Statement: Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 183”). The purpose of PEA No. 183 is to: (i) incorporate comments received from the Staff to the Trust’s PEA No. 159 filed on December 17, 2015; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s SPDR® Dorsey Wright® Fixed Income Allocation ETF.

I hereby certify that PEA No. 183 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001